Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Earnings per share [line items]
Equity holders of the parent	$ (368,482)	$ (186,799)	[1]	$ (140,287)	[1]
Weighted average number of ordinary shares used in calculating basic earnings per share	271,321,000	242,936,000		241,903,000
Net loss per share, Basic (in usd per share)	$ (1.36)	$ (0.77)	[1]	$ (0.58)	[1]
Net loss per share, Diluted (in usd per share)	$ (1.36)	$ (0.77)		$ (0.58)
Stockholder Earnout Shares
Earnings per share [line items]
Securities excluded from weighted average share outstanding calculation	38,800,000
Sponsor Earnout Shares
Earnings per share [line items]
Securities excluded from weighted average share outstanding calculation	1,237,800

[1]	Restated to reflect reclassification of certain expense items described in Note 2.